Shareholder's capital - Share-Based Compensation Expense (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Share-based compensation expense	3,248	2,046
Stock options
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Share-based compensation expense	1,931	1,687
Directors deferred share units
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Share-based compensation expense	273	155
Employee share purchase
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Share-based compensation expense	116	75
Performance share units
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Share-based compensation expense	928	129